SHORT-TERM INVESTMENTS (Tables)	9 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
SCHEDULE OF INTANGIBLE ASSETS
	March 31, 2026	June 30, 2025

Catalytic Biofraction Process	$30,192,771	$30,192,771
License for the Catalytic Biofraction Process	3,472,840	3,311,000
	$33,665,611	$33,503,771